Employee Benefit Costs - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Wages and salaries	£ 2,553	£ 2,315	£ 2,277
Social security costs	201	185	194
Other pension and retirement benefit costs	133	139	182
Share-based payments - equity and cash-settled	85	78	91
Employee benefit costs	£ 2,972	£ 2,717	£ 2,744